Inventories (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cost of sales to net realizable value	$ 7	$ 44
Estimated amount	$ 818		$ 761